NATIXIS FUNDS

Supplement dated March 11, 2011 to the Class A, B and C Prospectus and the Class A and C Prospectus, as applicable, each dated May 1, 2010, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Hansberger International Fund
AEW Real Estate Fund	Harris Associates Large Cap Value Fund
ASG Diversifying Strategies Fund	Natixis Income Diversified Portfolio
ASG Global Alternatives Fund	Natixis U.S. Diversified Portfolio
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund

Supplement dated March 11, 2011 to the Class A and C Prospectus dated July 30, 2010, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund

Westpeak ActiveBeta® Equity Fund

Supplement dated March 11, 2011 to the Class A and C Prospectus dated September 30, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund

Supplement dated March 11, 2011 to the Class A and C Prospectus dated December 15, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Absolute Strategies Fund

Supplement dated March 11, 2011 to the Class A, B and C Prospectus and the Class A and C Prospectus, as applicable, dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Disciplined Equity Fund Loomis Sayles Global Markets Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second and third paragraphs under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses are amended and restated as follows:

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and may also exchange Class C shares of a fund for Class A shares or Class Y shares of the same fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to either Class A or Class Y shares.

Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

Effective immediately, the second bullet point under the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “How Sales Charges Are Calculated” of the Prospectuses is amended and restated as follows:

•

Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

NATIXIS FUNDS

Supplement dated March 11, 2011 to the Class A and C Prospectus dated December 15, 2010, as may be revised or supplemented from time to time, for the following funds:

Natixis Oakmark Global Fund

Natixis Oakmark International Fund

Effective immediately, the second and third paragraphs under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectus are amended and restated as follows:

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class C shares of a fund for Class A shares of the same fund. Any Class C share account with an outstanding CDSC liability will be assessed the CDSC before converting to Class A shares. Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

Effective immediately, the second bullet point under the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “How Sales Charges Are Calculated” of the Prospectus is amended and restated as follows:

•

Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

NATIXIS FUNDS

Supplement dated March 11, 2011 to the Class Y Prospectuses, each dated May 1, 2010, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Hansberger International Fund
AEW Real Estate Fund	Harris Associates Large Cap Value Fund
ASG Diversifying Strategies Fund	Natixis U.S. Diversified Portfolio
ASG Global Alternatives Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund
CGM Advisor Targeted Equity Fund

Supplement dated March 11, 2011 to the Class Y Prospectus dated July 30, 2010, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund

Westpeak ActiveBeta® Equity Fund

Supplement dated March 11, 2011 to the Class Y Prospectus dated September 30, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund

Supplement dated March 11, 2011 to the Class Y Prospectus dated December 15, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Absolute Strategies Fund

Supplement dated March 11, 2011 to the Class Y and Admin Class Prospectus and the Class Y Prospectus, as applicable, dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Disciplined Equity Fund Loomis Sayles Global Markets Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second paragraph under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

In certain limited circumstances, accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class Y shares of a Fund for Class A shares of the same Fund. Class Y shares may be converted to Class A shares of the same Fund if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to participate in Class Y shares. Exchanges from Class Y shares to Class A shares will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. A representative of the wrap fee program or a registered investment adviser must provide a completed cross-share exchange form and written notice to the Distributor indicating that a Class Y shareholder is eligible for conversion to Class A shares prior to any such exchange.

Accounts participating in or moving into wrap fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and Class C shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program or a registered investment adviser must contact the Distributor in advance and follow the procedures set forth by the Distributor. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to Class Y. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

NATIXIS FUNDS

Supplement dated March 11, 2011 to the Natixis Statements of Additional Information (each, an “SAI”), each dated May, 1, 2010, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Hansberger International Fund
AEW Real Estate Fund	Harris Associates Large Cap Value Fund
ASG Diversifying Strategies Fund	Natixis Income Diversified Portfolio
ASG Global Alternatives Fund	Natixis U.S. Diversified Portfolio
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated July 30, 2010, as may be revised or supplemented from time to time, for the following funds:

ASG Managed Futures Strategy Fund

Westpeak ActiveBeta® Equity Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated September 30, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Multi-Asset Real Return Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated December 15, 2010, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Absolute Strategies Fund

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Disciplined Equity Fund Loomis Sayles Global Markets Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second paragraph under the sub-section “Exchange Privilege” within the section “Shareholder Services” of each SAI is replaced with the following:

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and may also exchange Class C shares of a fund for Class A shares or Class Y shares of the same fund. Any account with an outstanding contingent deferred sales charge (“CDSC”) liability will be assessed the CDSC before converting to either Class A or Class Y shares. Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor.

In certain limited circumstances, accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class Y shares of a Fund for Class A shares of the same Fund. Class Y shares may be converted to Class A shares of the same Fund if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to participate in Class Y shares. Exchanges from Class Y shares to Class A shares will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. A representative of the wrap fee program or a registered investment adviser must provide a completed cross-share exchange form and written notice to the Distributor indicating that a Class Y shareholder is eligible for conversion to Class A shares prior to any such exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.

NATIXIS FUNDS

Supplement dated March 11, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated December 15, 2010, as may be revised or supplemented from time to time, for the following funds:

Natixis Oakmark Global Fund

Natixis Oakmark International Fund

Effective immediately, the second paragraph under the sub-section “Exchange Privilege” within the section “Shareholder Services” of the SAI is replaced with the following:

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class C shares of a fund for Class A shares of the same fund. Any Class C share account with an outstanding contingent deferred sales charge (“CDSC”) liability will be assessed the CDSC before converting to Class A shares. Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange between shares classes of the same fund may be limited. Please consult your financial representative for more information.